Note 32 - Principal accountant fees	12 Months Ended
Dec. 31, 2024
Note 32 - Principal accountant fees
Note 32 - Principal accountant fees

32    Principal accountant fees

Total fees accrued for professional services rendered to Tenaris S.A. and its subsidiaries by Ernst & Young S.A. (“EY”) for the year 2024 and by PricewaterhouseCoopers, Société coopérative (“PwC”) for the years 2023 and 2022 are detailed as follows:

	Year ended December 31,
	2024	2023	2022
Audit fees	4,569	4,386	3,966
Audit-related fees	51	273	255
Tax fees	78	148	-
All other fees	-	14	11
Total	4,698	4,821	4,232

In addition, in the year 2023, PwC rendered $242 thousand for tax services to the recently acquired Mattr’s pipe coating business unit.